Note 11 - Other Borrowed Money (Details) - Other Borrowed Money - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Borrowed Money [Abstract]
Federal Home Loan Bank Advances	$ 40,000,000	$ 40,000,000